Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Property, plant and equipment

11.	Property, plant and equipment

Electronic equipment
RMB’000
Cost
As of January 1, 2020 and 2021	—
Additions	606

As of December, 31, 2021	606

Accumulated depreciation
As of January 1, 2020 and 2021	—
Depreciation Charge	(58)

As of December, 31, 2021	(58)

Carrying value
As of December 31, 2020	—

As of December 31, 2021	548